Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest And Finance Costs Net
Interest on long-term debt (Note 8)	$ 3,698	$ 2,628	$ 4,184
Interest on promissory note (Note 3)	450	335	452
Amortization of financing costs	303	247	328
Financing fees and charges	(10)	75
Total	$ 4,441	$ 3,285	$ 4,964